ACCOUNTS PAYABLE - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE - RELATED PARTY
NOTE 4 - ACCOUNTS PAYABLE- RELATED PARTY
As of June 30, 2020, the Company has accounts payable of $31,053, to Shanghai Kun-Xin Media Limited under common control with the Company and $7,000 to Steve Andrew Chen who is the Company’s former Chairman of the Board of Directors.

As of December 31, 2019, the Company has accounts payable of $31,574, to Shanghai Kun-Xin Media Limited under common control with the Company.

As of December 31, 2019, the Company has accounts payable of $7,000 to Steve Andrew Chen who is the Company’s Chairman of the Board of Directors.